Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
BORROWINGS [Abstract]
Loans' outstanding amounts

	December 31, 2015	December 31, 2014
Senior Notes	$ 375,000	$ 375,000
Loan for Nazira	390	459

Total borrowings	375,390	375,459
Less: current portion	(69)	(69)
Less: deferred financing costs, net	(7,822)	(8,750)

Total long-term borrowings	$ 367,499	$ 366,640

Principal payments

Year	Amount in thousands of U.S. dollars
2016	$ 69
2017	69
2018	69
2019	69
2020	69
2021 and thereafter	375,045

Total	$ 375,390